UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY 10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY 10022
  (Name and address of agent for service)

(646) 568-4083
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

CG Core Balanced Fund
Schedule of Investments
January 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.2%
Automobiles & Components - 3.2%
BorgWarner, Inc.	1,500	$61,245
General Motors Co.	2,000	73,220
		134,465
Capital Goods - 14.3%
Boeing Co.	400	65,368
Ingersoll-Rand PLC (b)	1,000	79,350
L3 Technologies, Inc.	500	79,345
PACCAR, Inc.	1,000	67,310
Parker-Hannifin Corp.	600	88,278
Raytheon Co.	300	43,248
Rockwell Automation, Inc.	500	73,995
United Technologies Corp.	900	98,703
		595,597
Consumer & Professional Services - 1.9%
IHS Markit Ltd. (a)(b)	2,000	78,900

Consumer Durables & Apparel - 7.5%
Coach, Inc.	1,500	56,025
D.R. Horton, Inc.	1,500	44,865
LVMH Moet Hennessy Louis Vuitton - ADR (b)	1,200	48,582
Nike, Inc. - Class B	1,300	68,770
PulteGroup, Inc.	2,000	43,020
VF Corp.	1,000	51,480
		312,742
Consumer Services - 0.7%
Yum China Holdings, Inc. (a)	1,000	27,480

Diversified Financials - 2.1%
Intercontinental Exchange, Inc.	1,500	87,540

Energy - 5.7%
Apache Corp.	1,400	83,748
Chesapeake Energy Corp. (a)	10,000	64,500
EOG Resources, Inc.	900	91,422
		239,670
Materials - 7.2%
Dow Chemical Co.	2,000	119,260
Huntsman Corp.	2,000	40,780
Packaging Corp. of America	700	64,526
Westlake Chemical Corp.	1,200	74,292
		298,858

Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Allergan PLC (a)(b)	200	43,778
Celgene Corp. (a)	500	58,075
Incyte Corp. (a)	900	109,089
Kite Pharma, Inc. (a)	700	35,679
Regeneron Pharmaceuticals, Inc. (a)	200	71,858
		318,479
Retailing - 7.9%
Amazon.com, Inc. (a)	120	98,818
Home Depot, Inc.	700	96,306
Priceline Group, Inc. (a)	50	78,756
Tiffany & Co.	700	55,104
		328,984
Semiconductors & Semiconductor Equipment - 9.9%
Intel Corp.	2,000	73,640
Lam Research Corp.	500	57,430
Micron Technology, Inc. (a)	6,500	156,715
NXP Semiconductors NV (a)(b)	1,000	97,850
QUALCOMM, Inc.	500	26,715
		412,350
Software & Services - 12.8%
Adobe Systems, Inc. (a)	1,000	113,380
Alphabet, Inc. - Class A (a)	120	98,423
Facebook, Inc. - Class A (a)	700	91,224
Match Group, Inc. (a)	5,000	86,850
Mobileye NV (a)(b)	1,500	64,440
PayPal Holdings, Inc. (a)	2,000	79,560
		533,877
Technology Hardware & Equipment - 3.7%
Apple, Inc.	500	60,675
Western Digital Corp.	1,200	95,676
		156,351
Transportation - 8.7%
Alaska Air Group, Inc.	800	75,056
CSX Corp.	1,500	69,585
Delta Air Lines, Inc.	1,500	70,860
Expeditors International of Washington, Inc.	1,000	52,080
FedEx Corp.	500	94,555
		362,136
TOTAL COMMON STOCKS (Cost $3,463,304)		$3,887,429

FIXED INCOME - 5.4%
PREFERRED STOCKS - 3.0%
Banks - 1.8%
HSBC Holdings PLC, Series A, 6.200% - ADR (b)	2,000	51,400
JPMorgan Chase & Co., Series T, 6.700%	800	21,744
		73,144
Insurance - 1.2%
Aegon NV, 6.375% (b)	2,000	50,680

TOTAL PREFERRED STOCKS (Cost $121,071)		$123,824

CORPORATE BOND - 2.4%	Principal
MetLife, Inc., Series C	Amount
5.250%, 12/29/2049
TOTAL CORPORATE BOND (Cost $99,438)	$100,000	$102,500

TOTAL FIXED INCOME (Cost $220,509)		$226,324

SHORT-TERM INVESTMENT - 2.3%	Shares
Fidelity Institutional Government Portfolio, Class I, 0.430% (c)	95,538	$95,538
TOTAL SHORT-TERM INVESTMENT (Cost $95,538)

Total Investments (Cost $3,779,351) - 100.9%		$4,209,291
Liabilities in Excess of Other Assets - (0.9)%		(38,437)
TOTAL NET ASSETS - 100.0%		$4,170,854

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Foreign Domiciled.
(c) The rate shown is the annualized seven-day effective yield as of January 31, 2017.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2017:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$3,887,429	$-	$-	$3,887,429
Preferred Stocks	123,824	-	-	123,824
Corporate Bond	-	102,500	-	102,500
Short Term Investment	95,538	-	-	95,538
Total Investments	$4,106,791	$102,500	$-	$4,209,291

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2017, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at January 31, 2017, was as follows*:

Cost of investments	$3,779,351

Gross unrealized appreciation	470,153
Gross unrealized depreciation	(40,213)
Net unrealized appreciation	$429,940

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  CG Funds Trust

By (Signature and Title) /s/ Robert P. Morse
                                           Robert P. Morse, President & Chief Executive Officer

Date   March 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                             Robert P. Morse, President & Chief Executive Officer

Date   March 16, 2017

By (Signature and Title)* /s/ Jian Wang
                                             Jian Wang, Treasurer

Date   March 16, 2017

* Print the name and title of each signing officer under his or her signature.